Labor and Social Obligations - Matching program (Details) - Matching Program	12 Months Ended
	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 R$ / shares shares
Labor and social obligations
Vesting period (in years)	4 years
Number of investment shares transferred | shares		9,841
Average price per share transferred | R$ / shares		R$ 192.2
Granted	185,000
Vested	178,911
Maximum
Labor and social obligations
Vesting period (in years)	5 years